Working capital	12 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Working capital	15. Working capital

Accounting policies

Inventories are stated at the lower of cost and net realisable value. Cost includes raw materials, direct labour and expenses, an appropriate proportion of production and other overheads, but not borrowing costs. All maturing inventories and raw
materials are classified as current assets, as they are expected to be realised in the normal operating cycle which can be a
period of several years.

Trade and other receivables are initially recognised at fair value less transaction costs and subsequently carried at
amortised cost less any allowance for discounts and doubtful debts. Trade receivables arise from contracts with customers, and are recognised when performance obligations are satisfied, and the consideration due is unconditional as only the passage of time is required before the payment is received. Allowance
losses are calculated by reviewing lifetime expected credit
losses using historic and forward-looking data on credit risk.

Trade and other payables are initially recognised at fair value including transaction costs and subsequently carried at
amortised costs. Contingent considerations recognised in
business combinations are subsequently measured at fair value through income statement. The group evaluates supplier
arrangements against a number of indicators to assess if the liability has the characteristics of a trade payable or should be classified as borrowings. This assessment considers the
commercial purpose of the facility, whether payment terms are similar to customary payment terms, whether the group is
legally discharged from its obligation towards suppliers before the end of the original payment term, and the group’s
involvement in agreeing terms between banks and suppliers.

Provisions are liabilities of uncertain timing or amount.
A provision is recognised if, as a result of a past event, the group has a present legal or constructive obligation that can be
estimated reliably, and it is probable that an outflow of
economic benefits will be required to settle the obligation.
Provisions are calculated on a discounted basis. The carrying amounts of provisions are reviewed at each balance sheet date and adjusted to reflect the current best estimate.

(a) Inventories

	2025 $ million	2024 $ million
Raw materials and consumables	604	639
Work in progress	131	118
Maturing inventories	8,677	7,832
Finished goods and goods for resale	1,246	1,131
	10,658	9,720
Maturing inventories include whisk(e)y, rum, tequila and Chinese white spirits. The following amounts of inventories can be utilised only after more than one year:

	2025 $ million	2024 $ million
Raw materials and consumables	50	19
Maturing inventories	6,942	5,885
	6,992	5,904
Inventories are disclosed net of provisions for obsolescence, an analysis of which is as follows:

	2025 $ million	2024 $ million	2023 $ million
Balance at beginning of the year	124	128	113
Exchange differences	(6)	(3)	(27)
Income statement charge	89	51	66
Utilised	(27)	(47)	(23)
Sale of businesses	—	(5)	(1)
Balance at the end of the year	180	124	128
(b) Trade and other receivables

	2025		2024
	Current assets $ million	Non- current assets $ million	Current assets $ million	Non-current assets $ million
Trade receivables	2,789	—	2,674	—
Interest receivable	19	—	31	—
VAT recoverable and other prepaid taxes	242	17	227	17
Other receivables	283	18	240	14
Prepayments	133	3	274	7
Accrued income	38	—	41	—
	3,504	38	3,487	38
At 30 June 2025, approximately 19%, 14% and 16% of the group’s trade receivables of $2,789 million are due from counterparties based in the
United States, India and United Kingdom, respectively. Accrued income primarily represents amounts receivable from customers in respect of performance obligations satisfied but not yet invoiced.
The aged analysis of trade receivables, net of expected credit loss allowance, is as follows:

	2025 $ million	2024 $ million
Not overdue	2,633	2,490
Overdue 1 – 30 days	41	43
Overdue 31 – 60 days	10	31
Overdue 61 – 90 days	10	27
Overdue 91 – 180 days	7	71
Overdue more than 180 days	88	12
	2,789	2,674
Balances overdue more than 180 days on 30 June 2025 are primarily due from institutional customers in certain countries with low credit risk.
Trade and other receivables are disclosed net of expected credit loss allowance for doubtful debts, an analysis of which is as follows:

	2025 $ million	2024 $ million	2023 $ million
Balance at beginning of the year	95	112	143
Exchange differences	1	(3)	(10)
Income statement charge/(release)	27	8	(4)
Utilised	(24)	(22)	(17)
Balance at the end of the year	99	95	112
(c) Trade and other payables

	2025		2024
	Current liabilities $ million	Non-current liabilities $ million	Current liabilities $ million	Non-current liabilities $ million
Trade payables	3,123	—	3,071	—
Interest payable	415	—	358	—
Tax and social security excluding income tax	690	—	724	—
Other payables	705	192	499	304
Accruals	1,852	—	1,564	—
Deferred income	82	—	84	—
Dividend payable	61	—	31	—
Dividend payable to non-controlling interests	24	—	23	—
	6,952	192	6,354	304
Interest payable at 30 June 2025 includes interest on non-derivative financial instruments of $352 million (2024 – $291 million). Accruals at 30 June
2025 include $839 million (2024 – $764 million) accrued discounts attributed to sales recognised. Deferred income represents amounts paid by customers in respect of performance obligations not yet satisfied. The amount of contract liabilities recognised as revenue in the current year is
$84 million (2024 – $92 million). Non-current liabilities include the net present value of contingent consideration in respect of prior acquisitions of
$107 million (2024 – $231 million). For further information on contingent consideration, see note 16(g).
Together with the group’s partner banks, supply chain financing (SCF) facilities are provided to suppliers in certain countries. These arrangements enable suppliers to receive funding earlier than the invoice due date at their discretion and at their own cost. Payment terms continue to be agreed directly between the group and suppliers, independently from the availability of SCF facilities. Liabilities are settled in accordance with the original due date of invoices. The group does not incur any fees or receive any rebates where the suppliers choose to utilise these facilities. The group has determined that it is appropriate to present amounts outstanding subject to SCF arrangements as trade payables. Consistent with this classification, cash flows are presented either as operating cash flows or cash flows from investing activities, when related to the acquisition of non-current assets.

	2025	2024
	Current liabilities $ million	Current liabilities $ million
Carrying amount that has been subject to SCF and presented in trade and other payables	1,006	894
— of which suppliers have received payment from finance provider(1)	644	—
(1)The group applied transitional relief available under Supplier Finance Arrangements – Amendments to IAS 7 and IFRS 7 and has not provided comparative information in the first year of adoption.
Range of payment due dates were as follows:

	2025
	Minimum Days after invoice date(1)	Maximum Days after invoice date(1)
Trade and other payables subject to SCF arrangements	0	150
Comparable trade and other payables that are not part of the arrangements(2)	0	150
(1)Suppliers are subject to various payment due dates depending on the jurisdiction and standard practices. The group's payment terms commence from the invoice date. However, for certain categories of external suppliers and in alignment with industry standards, payment terms begin from the date a valid invoice is received. In Greater China, the range of payment due dates are between 0-240 days, which is in line with local market practice.
(2)Comparable trade payables are payables outside of SCFs that fall within the same jurisdiction or business line as payables that form part of SCFs.
(d) Provisions

	Thalidomide $ million	Other $ million	Total $ million
At 30 June 2023	212	244	456
Exchange differences	—	(3)	(3)
Income statement charge	—	61	61
Utilised	(17)	(103)	(120)
Transfers from other payables	—	(5)	(5)
Unwinding of discounts	6	2	8
At 30 June 2024	201	196	397
Exchange differences	2	(1)	1
Income statement charge	15	169	184
Utilised	(19)	(36)	(55)
Transfers from other payables	—	1	1
Unwinding of discounts	6	5	11
At 30 June 2025	205	334	539
Current liabilities	19	204	223
Non-current liabilities	186	130	316
	205	334	539
Provisions have been established in respect of the discounted value of the group’s commitment to the UK and Australian Thalidomide Trusts. These
provisions will be utilised over the period of the commitments up to 2037.
The largest items in other provisions at 30 June 2025 is $53 million (2024 – $54 million) in respect of deferred employee compensation plans which will be utilised when employees leave the group and $55 million (2024 – $nil ) in respect of the Accelerate programme.